Share-Based Payment - Schedule of Share-Based Payment (Details)		12 Months Ended
		Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares
Schedule of Share-Based Payment [Abstract]
Number of options, Outstanding beginning balance		1,805,230	1,826,519	795,519
Weighted average of the exercise price Outstanding beginning balance		₪ 5.55	₪ 5.74	₪ 10.61
Number of options, Granted	[1]	194,500	291,000	1,031,000
Weighted average of the exercise price, Granted	[1]	₪ 0.47	₪ 1.021	₪ 1.639
Number of options, Forfeited		(235,876)	(312,289)
Weighted average of the exercise price, Forfeited		₪ 1.82	₪ 2.59
Number of options, Exercised	[1]
Weighted average of the exercise price, Exercised	[1]
Number of options, Outstanding ending balance		1,763,854	1,805,230	1,826,519
Weighted average of the exercise price, Outstanding ending balance		₪ 5.54	₪ 5.55	₪ 5.74
Number of options, Exercisable		1,227,722	982,967	651,277
Weighted average of the exercise price, Exercisable		₪ 7.43	₪ 7.98	₪ 8.81

[1]	Excluding grant of 900,000 RSUs to the Company’s CEO during 2023, and exercise of 360,000 and 90,000 RSUs during 2024 and 2023, respectively. See Notes 12A and 13C6 above.